GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 28, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill and Indefinite-Lived Intangible Assets
The changes in the net carrying amount of goodwill by reporting segment for the years ended December 28, 2013 and December 29, 2012, are as follows (in thousands):

	Eastern and Western	Site-Built	All Other	Total
Balance as of December 25, 2011	$123,311	$21,720	$9,671	$154,702
Acquisitions	2,514	-	-	2,514
Other	2,100	-	-	2,100
Balance as of December 29, 2012	127,925	21,720	9,671	159,316
Acquisitions	1,160	-	-	1,160
Other	(330)	-	-	(330)
Balance as of December 28, 2013	$128,755	$21,720	$9,671	$160,146

Other Intangible Assets
The following amounts were included in other amortizable intangible assets, net as of December 28, 2013 and December 29, 2012 (in thousands):

	2013		2012
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$1,340	$(514)	$3,730	$(3,366)
Customer relationships	9,480	(6,832)	8,860	(5,465)
Licensing agreements	4,589	(1,606)	4,589	(1,147)
Patents	3,393	(2,609)	3,250	(2,350)
Total	$18,802	$(11,561)	$20,429	$(12,328)

Estimated Useful Lives of Intangible Assets
Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Expected Amortization Expense
Amortization expense of intangibles totaled $2.5 million, $2.9 million and $5.2 million in 2013, 2012 and 2011, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2014	$2,184
2015	1,959
2016	954
2017	797
2018	535
Thereafter	812
Total	$7,241